Loss Per Share - Summary of Loss Per Share (Details) - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Numerator:
Net loss attributable to the Company	$ (32,502,645)	$ (11,940,536)	$ (8,083,640)
Accretion of redeemable preference shares to redemption value	0	(1,162,826)	(2,377,429)
Net loss attributable to ordinary share of the Company - basic	0	0	(10,461,069)
Net loss attributable to ordinary share of the Company - diluted	$ 0	$ 0	$ (10,461,069)
Denominator:
Weighted average number of ordinary shares outstanding			713,323,788
Weighted average number of vested restricted share units	187,986,969	2,995,255
Denominator used in computing loss per share - basic	2,796,963,888	1,287,213,767	713,323,788
Denominator used in computing loss per share - diluted	2,796,963,888	1,287,213,767	713,323,788
Loss per ordinary share - basic			$ (0.01)
Loss per ordinary share - diluted			$ (0.01)
Class A and Class B Ordinary Shares
Numerator:
Net loss attributable to ordinary share of the Company - basic	$ (32,502,645)	$ (13,103,362)	$ 0
Net loss attributable to ordinary share of the Company - diluted	$ (32,502,645)	$ (13,103,362)	$ 0
Denominator:
Weighted average number of ordinary shares outstanding	2,608,976,919	1,284,218,512
Denominator used in computing loss per share - basic	2,796,963,888	1,287,213,767
Denominator used in computing loss per share - diluted	2,796,963,888	1,287,213,767
Loss per ordinary share - basic	$ (0.01)	$ (0.01)
Loss per ordinary share - diluted	$ (0.01)	$ (0.01)